Supplemental Cash Flow information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents

	12.31.2018	12.31.2017	12.31.2016
Payments made during the period:
Interest	212.7	186.4	175.0
Income tax and social contribution	23.3	28.6	153.9
Non-cash financing and investing transactions
Property, plant and equipment, transfer to pool parts inventory	(29.5)	(21.6)	2.5
Property, plant and equipment, transfer to financial guarantees	—	—	45.7
Property, plant and equipment, transfer from intangible assets	—	—	7.5
Property, plant and equipment, transfer for providing for the sale of inventory	(112.7)	(100.8)	(34.8)
Impairment of assets	(55.2)	(58.4)	—
Government grants	—	(4.3)	(51.5)